Risks Arising from Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Denominated Financial Assets and Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	$ 923,725	$ 239,763
Trade and other payables [Member] | EUR [Member]
Financial assets
Financial assets and liabilities	3,201,180
Trade and other payables [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	3,629,380	234,711
Loans and borrowings [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	25,000
Loans and borrowings [Member] | EUR [Member]
Financial assets
Financial assets and liabilities	3,307,633
Loans and borrowings [Member] | LSL [Member]
Financial assets
Financial assets and liabilities		7,846,551
Financial liabilities at amortised cost, class [member] | GBP [Member]
Financial assets
Financial assets and liabilities	948,725	239,763
Financial liabilities at amortised cost, class [member] | EUR [Member]
Financial assets
Financial assets and liabilities	6,508,813
Financial liabilities at amortised cost, class [member] | CAD [Member]
Financial assets
Financial assets and liabilities	5,398,888	234,711
Financial liabilities at amortised cost, class [member] | LSL [Member]
Financial assets
Financial assets and liabilities		46,811,903
Due to related party [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	810,206
Holdback payable [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	511,238
Lease liabilities [member] | CAD [Member]
Financial assets
Financial assets and liabilities	448,064
Lease liabilities [member] | LSL [Member]
Financial assets
Financial assets and liabilities		38,965,352
Cash and cash held in trust [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	75,315	2,577,674
Trade and other receivables [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	149,223	30,983
Loan receivable [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	400,000
Financial assets at amortised cost, class [member] | GBP [Member]
Financial assets
Financial assets and liabilities	624,538	2,608,657
Financial assets at amortised cost, class [member] | EUR [Member]
Financial assets
Financial assets and liabilities	1,028,984
Financial assets at amortised cost, class [member] | CAD [Member]
Financial assets
Financial assets and liabilities	497,566	255,880
Financial assets at amortised cost, class [member] | LSL [Member]
Financial assets
Financial assets and liabilities		321,646
Cash [Member] | EUR [Member]
Financial assets
Financial assets and liabilities	42,664
Cash [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	140,423	255,880
Cash [Member] | LSL [Member]
Financial assets
Financial assets and liabilities		321,646
Trade and other receivables [Member] | EUR [Member]
Financial assets
Financial assets and liabilities	986,320
Marketable securities [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	$ 357,143